Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business	In 2025, the Group completed the business acquisitions and disposals as listed below:

Deal completion date	Acquired/disposed business

1 April 2025	Acquired 100% of Wild, a UK-based company known for its natural, refillable deodorants, lip balms, body washes and handwashes.
1 April 2025	Sold Conimex brand to Paulig Group.
1 April 2025	Acquired the remaining 20% of Nutraceutical Wellness, Inc. (Nutrafol), bringing the Group’s ownership to 100%.
21 April 2025	HUL acquired 90.5% of Minimalist, an India-based premium actives-led beauty brand.
2 September 2025	Acquired 98.7% of Dr. Squatch, a US-based brand specialising in natural personal care products.
In 2024, the Group completed the business acquisitions and disposals as listed below:

Deal completion date	Acquired/disposed business

1 February 2024	Acquired 91.88% of K18, a US-based premium hair care brand. The acquisition complements Unilever’s existing Beauty & Wellbeing portfolio, with a range of high-quality, hair care products.
1 June 2024	Sold Elida Beauty to Yellow Wood Partners LLC. Elida Beauty comprises more than 20 beauty and personal care brands, such as Q-Tips, Caress, Timotei and TIGI.
1 August 2024	Sold Qinyuan Group (also known as ’Truliva’) to Yong Chao Venture Capital Co., Ltd. Qinyuan Group offers a range of water purification solutions to households in China.
8 October 2024	Sold the Russian subsidiary to Arnest Group. The sale includes all of Unilever’s business in Russia and its four factories in the country, along with our business in Belarus.
1 November 2024	Sold Pureit to A.O. Smith. Pureit offers a range of water purification solutions across India, Bangladesh, Sri Lanka, Vietnam and Mexico, among others.

Disclosure of Impact of Acquisitions and Net Assets Acquired and Total Payment for Acquisition	The following table sets out the effect of acquisitions on the consolidated balance sheet in 2025, as well as the comparative year. The fair values currently used for opening balances are provisional. These balances remain provisional due to there being outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million 2025	€ million 2024
Intangible assets	1,109	382
Other non-current assets	67	14
Trade and other receivables	66	15
Other current assets(a)	134	36
Non-current liabilities(b)	(311)	(99)
Current liabilities	(85)	(15)
Net assets acquired	980	333
Non-controlling interest	(30)	(27)
Goodwill(c)	784	310
Total consideration	1,734	616
of which:
Cash	1,687	616
Deferred consideration	47	–
(a)2025 includes inventories of €103 million and cash and cash equivalents of €27 million.
(b)2025 includes deferred tax of €290 million (2024: €99 million).
(c)Goodwill not deductible for tax purposes.

Disclosure of Impact of Disposals	The following table sets out the effect of disposals on the consolidated balance sheet in 2025, as well as the comparative year. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million 2025	€ million 2024
Goodwill and intangible assets(a)	71	1,107
Other non-current assets	27	218
Current assets	8	700
Liabilities	(1)	(683)
Net assets sold	105	1,342
Loss on recycling of currency retranslation on disposal	24	545
Non-controlling interest	0	(85)
Profit/(loss) on sale attributable to Unilever	(36)	(406)
Total consideration	93	1,396
of which:
Cash	93	1,299
Non-cash items and deferred consideration	0	97
(a)2025 includes intangibles of €56 million relating to the disposals of of The Vegetarian Butcher, Kate Somerville and Conimex businesses (2024 includes intangibles of €984 million relating to the disposals of the Elida Beauty, Russia and Truliva businesses).